Right-of-use asset (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
Right-of-use asset
Balance	$ 103,471
Right-of-use assets [member]
Right-of-use asset
Balance
Balance	103,471
Right-of-use assets [member] | Gross carrying amount [member]
Right-of-use asset
Balance
Additions	155,206
Balance	155,206
Right-of-use assets [member] | Accumulated depreciation and amortization [member]
Right-of-use asset
Balance
Amortization	(51,735)
Balance	$ (51,735)